Significant Concentrations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant Concentrations [Line Items]
Percentage of fund from whole loan channel	93.00%	90.00%
Prosper Funding LLC
Significant Concentrations [Line Items]
Percentage of fund from whole loan channel	93.00%	90.00%
Party 1
Significant Concentrations [Line Items]
Percentage of loans purchased	70.00%	20.00%
Party 1 | Prosper Funding LLC
Significant Concentrations [Line Items]
Percentage of loans purchased	70.00%	20.00%
Party 2
Significant Concentrations [Line Items]
Percentage of loans purchased		16.00%
Party 2 | Prosper Funding LLC
Significant Concentrations [Line Items]
Percentage of loans purchased		16.00%
Party 3
Significant Concentrations [Line Items]
Percentage of loans purchased		9.00%
Party 3 | Prosper Funding LLC
Significant Concentrations [Line Items]
Percentage of loans purchased		9.00%